Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenues	$ 6,536,987	$ 5,868,771	$ 4,855,181
Cost of revenues	6,142,141	4,679,085	21,558,986
Gross profit (loss)	394,846	1,189,686	(16,703,805)
Operating expenses:
Selling expenses	536,562	1,107,048	1,893,607
General and administrative expenses	22,733,520	30,455,530	29,041,432
Impairment of intangible assets	1,096,816		3,708,247
Impairment of goodwill	1,327,457		2,299,628
Total operating expenses	25,694,355	31,562,578	36,942,914
Gain on disposal of subsidiaries			7,524
Loss from operations	(25,299,509)	(30,372,892)	(53,639,195)
Other income (expenses):
Interest income	8,513,402	11,371,783	11,941,453
Other income	167,841	328,360	1,131,178
(Loss) gain from investment	(508,155)	382,896	356,996
Net (loss) gain on disposal of cryptocurrencies		(374,964)	744,803
Exchange gain (loss)	3,078,562	(2,169,880)	456,647
Government grants	39,121	52,191	62,600
Other expenses	(477,443)	(126,208)	(119,531)
Total other income	10,813,328	9,464,178	14,574,146
Loss before income taxes benefit	(14,486,181)	(20,908,714)	(39,065,049)
Income taxes benefit	(320,983)	(42,545)	(1,031,461)
Net loss	(14,165,198)	(20,866,169)	(38,033,588)
Less: net loss attributable to non-controlling interest	(71,669)	(615,118)	(1,261,445)
Net loss attributable to Ebang International Holdings Inc.	(14,093,529)	(20,251,051)	(36,772,143)
Comprehensive loss
Net loss	(14,165,198)	(20,866,169)	(38,033,588)
Other comprehensive loss:
Foreign currency translation adjustment	(790,425)	917,303	(2,278,915)
Total comprehensive loss	(14,955,623)	(19,948,866)	(40,312,503)
Less: comprehensive income (loss) attributable to non-controlling interest	41,392	(710,883)	(1,377,803)
Comprehensive loss attributable to Ebang International Holdings Inc.	$ (14,997,015)	$ (19,237,983)	$ (38,934,700)
Net loss per ordinary share attributable to Ebang International Holdings Inc.
Basic (in Dollars per share)	$ (2.24)	$ (3.22)	$ (5.86)
Dilute (in Dollars per share)	$ (2.24)	$ (3.22)	$ (5.86)
Weighted average ordinary shares outstanding
Basic (in Shares)	6,280,616	6,280,616	6,275,118
Diluted (in Shares)	6,280,616	6,280,616	6,275,118
Product revenue
Total revenues	$ 793,047	$ 1,179,404	$ 782,349
Service revenue
Total revenues	$ 5,743,940	$ 4,689,367	$ 4,072,832